SEGMENT AND GEOGRAPHIC INFORMATION:	12 Months Ended
Dec. 31, 2014
SEGMENT AND GEOGRAPHIC INFORMATION:
SEGMENT AND GEOGRAPHIC INFORMATION:

NOTE 9—SEGMENT AND GEOGRAPHIC INFORMATION:

The Company operates as a single reportable segment encompassing the manufacture and sale of confectionery products. Its principal manufacturing operations are located in the United States and Canada, and its principal market is the United States. The Company also manufactures and sells confectionery products in Mexico, and exports products to Canada and other countries worldwide.

The following geographic data includes net product sales summarized on the basis of the customer location and long-lived assets based on their physical location:

	2014	2013	2012
Net product sales:
United States	$488,795	$495,082	$499,660
Canada and Other	51,100	44,545	46,325
	$539,895	$539,627	$545,985
Long-lived assets:
United States	$153,444	$160,099	$161,504
Canada and Other	36,637	36,817	39,786
	$190,081	$196,916	$201,290

Sales revenues from Wal-Mart Stores, Inc. aggregated approximately 23.7%,  23.8%, and 23.5% of net product sales during the years ended December 31, 2014, 2013 and 2012, respectively. Some of the aforementioned sales to Wal-Mart are sold to McLane Company, a large national grocery wholesaler, which services and delivers certain of the Company products to Wal-Mart and other retailers in the U.S.A. Net product sales revenues from McLane, which includes these Wal-Mart sales as well as sales and deliveries to other Company customers, were 15.3% in 2014 and 15.1% in 2013; such revenues from McLane were less than 10% in 2012.